CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, RM in Millions, K in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 MMK (K)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 MMK (K)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 14,619										Rp 21,174
Total cash and cash equivalents	29,007	$ 1,884									31,947	$ 2,075									Rp 38,311	Rp 20,589
Gross or Cost
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	14,375										10,763
Allowance for expected credit losses
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	1										1
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	14										11
Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	2,073										3,614
Third parties
CASH AND CASH EQUIVALENTS
Time deposits	4,748										3,421
HSBC Hongkong and Shanghai | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	661	43									861	55
HSBC Hongkong and Shanghai | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	9				$ 5						10				$ 5
SCB | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	215	14									245	16
SCB | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	74						$ 6				53						$ 5
Other (each below Rp100 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	198										600
Time deposits	60										341
Other (each below Rp100 billion) | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	151	10									187	12
Time deposits	156	10
Other (each below Rp100 billion) | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	5					$ 0					23					$ 2
Other (each below Rp100 billion) | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	36						3				29						2
Other (each below Rp100 billion) | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	21							$ 41			29							$ 58
Other (each below Rp100 billion) | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Cash in banks	15								RM 5		17								RM 5
Time deposits	8								RM 2
Other (each below Rp100 billion) | Myanmar (Burma), Kyats
CASH AND CASH EQUIVALENTS
Cash in banks	3									K 353	3									K 386
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	265										1,379
Time deposits	928										122
Bank CIMB Niaga | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	2	0									5	0
Time deposits	70	5									168	11
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,433										1,986
Bank Mega | US. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	312	20									181	12
Maybank | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	658										220
Maybank | US. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	358	23									224	14
Maybank | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Time deposits											6								RM 2
BTPN .Tbk | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	137
Bank Danamon | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	491										40
Bank Danamon | US. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	137	9									133	9
PT Bank Central Asia Tbk ("BCA") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	144										80
PT Bank Central Asia Tbk ("BCA") | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	3	0									3	0
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong") | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	138	9									0	0
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong") | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0				0						0				0
Citibank, N.A. ("Citibank") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	6										10
Citibank, N.A. ("Citibank") | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	127	8									80	5
Citibank, N.A. ("Citibank") | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0		€ 0
Related parties
CASH AND CASH EQUIVALENTS
Time deposits	9,627										7,342
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	3,346										6,413
Time deposits	513										843
Bank Mandiri | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	572	37									758	49
Time deposits	392	25									489	31
Bank Mandiri | Japanese yen
CASH AND CASH EQUIVALENTS
Cash in banks	1			¥ 6							1			¥ 6
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	38		2								34		€ 2
Bank Mandiri | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	3				$ 1						5				$ 3
Bank Mandiri | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0					$ 0					0					$ 0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	4,228										4,298
Time deposits	1,266										378
BNI | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	64	4									111	7
Time deposits	353	23									145	9
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0		€ 0								0		€ 0
BNI | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0						$ 0				0						$ 0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	1,471										2,691
Time deposits	1,550										845
BRI | US. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	6	0									179	11
Time deposits	340	$ 22									319	$ 21
BRI | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0							$ 1
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,597										2,713
Time deposits	1,065										1,655
BPD | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	140										75
Time deposits	1,569										25
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,419										1,423
BSI | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,160										1,220
Others related entities
CASH AND CASH EQUIVALENTS
Cash in banks	12,546										17,560
Others related entities | Other (each below Rp100 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 80										Rp 282